Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Revenues
Total revenues	$ 102,197	$ 102,189
Third parties
Revenues
Total revenues	98,213	93,664
Related parties
Revenues
Total revenues	3,984	8,525
Goods-Manufacturing
Revenues
Total revenues	2,994
Goods-Distribution
Revenues
Total revenues	87,596	82,912
Services
Revenues
Total revenues	9,892	19,277
Royalties
Revenues
Total revenues	1,715
Innovation Platform
Revenues
Total revenues	12,017	13,624
Innovation Platform | Third parties
Revenues
Total revenues	11,765	8,548
Innovation Platform | Related parties
Revenues
Total revenues	252	5,076
Innovation Platform | Goods-Manufacturing
Revenues
Total revenues	2,994
Innovation Platform | Services
Revenues
Total revenues	7,308	13,624
Innovation Platform | Royalties
Revenues
Total revenues	1,715
Commercial Platform
Revenues
Total revenues	90,180	88,565
Commercial Platform | Third parties
Revenues
Total revenues	86,448	85,116
Commercial Platform | Related parties
Revenues
Total revenues	3,732	3,449
Commercial Platform | Goods-Distribution
Revenues
Total revenues	87,596	82,912
Commercial Platform | Services
Revenues
Total revenues	$ 2,584	$ 5,653